Finance Receivables - Summary of Contractual Maturities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Retail [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 27,638,021	¥ 25,489,945
Retail [Member] | Within 1 year [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	7,518,918	7,063,873
Retail [Member] | Between 1 and 2 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	6,317,972	5,791,490
Retail [Member] | Between 2 and 3 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	5,500,349	5,034,539
Retail [Member] | Between 3 and 4 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	4,265,070	3,864,320
Retail [Member] | Between 4 and 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	2,623,094	2,334,787
Retail [Member] | Later than 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	1,412,619	1,400,936
Finance leases [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	2,814,157	2,520,492
Finance leases [Member] | Within 1 year [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	1,041,282	961,583
Finance leases [Member] | Between 1 and 2 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	745,842	673,115
Finance leases [Member] | Between 2 and 3 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	576,552	505,715
Finance leases [Member] | Between 3 and 4 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	320,721	265,727
Finance leases [Member] | Between 4 and 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	101,389	96,648
Finance leases [Member] | Later than 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	28,371	17,703
Wholesale and other dealer loans [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	4,902,537	5,005,766
Wholesale and other dealer loans [Member] | Within 1 year [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	3,617,276	3,587,124
Wholesale and other dealer loans [Member] | Between 1 and 2 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	367,663	441,004
Wholesale and other dealer loans [Member] | Between 2 and 3 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	231,623	223,112
Wholesale and other dealer loans [Member] | Between 3 and 4 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	162,658	185,210
Wholesale and other dealer loans [Member] | Between 4 and 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	119,871	142,215
Wholesale and other dealer loans [Member] | Later than 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 403,444	¥ 427,100